PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net

	As of September 30,
	2024	2025
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	1,009,886	1,439,582
Motor vehicles	1,435,700	2,249,705
Furniture, fixtures and equipment	60,400	—
Equipment for leasing	14,510,730	8,618,580
Less: accumulated depreciation	(8,695,481)	(6,062,411)
Property and equipment, net	8,886,235	6,810,456